Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Loans, net of allowance for loan losses of $28,726 and $27,174, respectively	$ 2,057,175,000	$ 2,016,005,000
Available-for-sale securities, at market (amortized cost $420,207 and $295,683, respectively)	421,145,000	285,252,000
Loans held for sale	18,179,000	7,484,000
Interest bearing deposits	126,827,000	80,215,000
Federal funds sold	20,000,000	9,000,000
Restricted equity securities, at cost	4,680,000	3,012,000
Total earning assets	2,648,006,000	2,400,968,000
Cash and due from banks	12,943,000	9,976,000
Premises and equipment, net	60,295,000	58,363,000
Accrued interest receivable	5,945,000	6,724,000
Deferred income taxes	6,136,000	8,901,000
Other real estate	697,000	1,357,000
Bank owned life insurance	31,762,000	30,952,000
Goodwill	4,805,000	4,805,000
Other assets	23,620,000	21,636,000
Total assets	2,794,209,000	2,543,682,000
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	2,417,605,000	2,235,655,000
Federal home loan bank advances	23,613,000	0
Accrued interest and other liabilities	16,007,000	12,360,000
Total liabilities	2,457,225,000	2,248,015,000
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 10,792,999 and 10,623,810 shares issued and outstanding, respectively	21,586,000	21,248,000
Additional paid-in capital	82,249,000	73,960,000
Retained earnings	232,456,000	208,164,000
Net unrealized gains (losses) on available-for-sale securities, net of taxes of $245 and $2,726, respectively	693,000	(7,705,000)
Total stockholders’ equity	336,984,000	295,667,000
COMMITMENTS AND CONTINGENCIES
Total liabilities and stockholders’ equity	$ 2,794,209,000	$ 2,543,682,000